CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Foreign currency translation adjustments, net of tax	¥ 0	¥ 0	¥ 0